Intangible Assets (Details) - Schedule of Intangible Assets - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Add: Additions	$ 145,021	$ 41,428
Total Non-current assets	20,437,958	21,493,661	$ 22,648,721
Trade Secrets and Patents [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost	23,857,306	23,857,306
Less: Accumulated amortisation	(3,634,171)	(2,441,300)
Net carrying value	20,223,135	21,416,006
Patents and Trademarks [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost	89,268	47,840
Less: Accumulated amortisation	(19,465)	(11,613)
Net carrying value	$ 214,823	$ 77,655